Share-Based Compensation Expenses (Details) ¥ in Millions			12 Months Ended
	Dec. 31, 2019 shares	Jan. 03, 2017 shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 $ / shares shares	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-Based Compensation Expenses [Line Items]
Ordinary shares issued (in Shares)			187,933,730	187,933,730
Ordinary shares exercised (in Shares)			187,933,730
Option expired (in Dollars per share) | $ / shares				$ 80
Contractual life term								The contractual life of the options is 6 years, 7 years and 8 years, respectively. Therefore, the risk-free rate for the expected term of the options is determined based on the yield to maturity of China 5-year, 7-year and 10-year government bond, using interpolation method, at the date of grant.
Contractual life term			1 year
Compensation cost (in Yuan Renminbi) | ¥			¥ 7.5
Share Incentive Plan 2017 [Member]
Share-Based Compensation Expenses [Line Items]
Percentage of award vesting rights			20.00%
Share Incentive Plan 2017 [Member]
Share-Based Compensation Expenses [Line Items]
Number of shares granting options to purchase (in Shares)		187,933,730
Share Incentive Plan 2017 [Member] | December 31, 2017 [Member]
Share-Based Compensation Expenses [Line Items]
Percentage of award vesting rights		60.00%
Share Incentive Plan 2017 [Member] | December 31, 2018 [Member]
Share-Based Compensation Expenses [Line Items]
Percentage of award vesting rights		20.00%
Share Incentive Plan 2017 [Member] | December 31, 2019 [Member]
Share-Based Compensation Expenses [Line Items]
Percentage of award vesting rights		20.00%
Share Incentive Plan 2018 [Member]
Share-Based Compensation Expenses [Line Items]
Number of shares granting options to purchase (in Shares)	119,674,780
2019 Option [Member] | December 31, 2020 [Member]
Share-Based Compensation Expenses [Line Items]
Percentage of award vesting rights							50.00%
2019 Option [Member] | December 31, 2021 [Member]
Share-Based Compensation Expenses [Line Items]
Percentage of award vesting rights						30.00%
2019 Option [Member] | December 31, 2022 [Member]
Share-Based Compensation Expenses [Line Items]
Percentage of award vesting rights					20.00%
2018 Option [Member] | December 31, 2022 [Member]
Share-Based Compensation Expenses [Line Items]
Risk-free rate expected term									6 years